Right-of-use assets (Tables)	9 Months Ended
May 31, 2022
Schedule of detailed information about right-of-use assets

	2022	2021
	$	$

Balance, August 31,	557,022	550,478
Acquired	-	-
Depreciation	(166,004)	(143,940)
Impairment	(209,934)	-
Disposal of Eden Games	(16,036)	-
Effect of foreign exchange	(3,210)	2,532
Balance, May 31,	161,838	409,070